(Loss)/earnings and dividends per share	12 Months Ended
Jun. 30, 2020
(Loss)/earnings and dividends per share
(Loss)/earnings and dividends per share

9(Loss)/earnings and dividends per share

for the year ended 30 June	2020 Rand	2019 Rand	2018 Rand
Attributable to owners of Sasol Limited
Basic (loss)/earnings per share	(147,45)	6,97	14,26
Headline (loss)/earnings per share	(11,79)	30,72	27,44
Diluted (loss)/earnings per share	(147,45)	6,93	14,18
Diluted headline (loss)/earnings per share	(11,79)	30,54	27,27
Dividends per share	—	5,90	12,90
interim	—	5,90	5,00
final*	—	—	7,90

*Declared subsequent to 30 June and has been presented for information purposes only.

Earnings per share (EPS)

Earnings per share is derived by dividing attributable earnings by the weighted average number of shares, after taking the long-term incentives (LTIs), the Sasol Inzalo and Sasol Khanyisa share transactions into account. Appropriate adjustments are made in calculating diluted, headline and diluted headline earnings per share.

for the year ended 30 June		2020	2019	2018
Weighted average number of shares	million	617,9	616,6	612,2
(Loss)/earnings attributable to owners of Sasol Limited	Rm	(91 109)	4 298	8 729
Basic (loss)/earnings per share	Rand	(147,45)	6,97	14,26

Headline (loss)/earnings per share (HEPS)

	2020	2019	2018
for the year ended 30 June	million	million	million
Weighted average number of shares	617,9	616,6	612,2

		2020	2019	2018
for the year ended 30 June	Note	Rm	Rm	Rm
Headline (loss)/earnings is determined as follows:
(Loss)/earnings attributable to owners of Sasol Limited		(91 109)	4 298	8 729
Adjusted for:
Effect of remeasurement items for subsidiaries and joint operations, net of tax	10	83 824	14 628	8 058
remeasurement items before tax		110 834	18 645	9 901
tax effect and non-controlling interest effect		(27 010)	(4 017)	(1 843)
Effect of remeasurement items for equity accounted investments	10	—	15	11
Headline (loss)/earnings		(7 285)	18 941	16 798

	2020	2019	2018
for the year ended 30 June	Rand	Rand	Rand
Headline (loss)/earnings attributable to owners of Sasol Limited
Headline (loss)/earnings per share	(11,79)	30,72	27,44

Diluted earnings per share (DEPS) and diluted headline earnings per share (DHEPS)

DEPS and DHEPS are calculated considering the potential dilution that could occur if all of the group’s long-term incentives (LTIs) had vested, if all outstanding share options were exercised and the effect of all dilutive potential ordinary shares resulting from the Sasol Inzalo and Sasol Khanyisa Tier 1 share transactions.

The number of shares outstanding is adjusted to show the potential dilution if the LTI’s and Sasol Khanyisa Tier 1 were settled in Sasol Limited shares.

The Sasol Inzalo share transaction is anti-dilutive for EPS and HEPS in 2018.

The Sasol Khanyisa Tier 2 and Khanyisa Public are anti-dilutive for EPS and HEPS in 2020, 2019 and 2018.

9(Loss)/earnings and dividends per share continued

	Number of shares
	2020	2019	2018
for the year ended 30 June	million	million	million
Weighted average number of shares	617,9	616,6	612,2
Potential dilutive effect of long-term incentive scheme*	2,6	2,9	3,7
Potential dilutive effect of Sasol Khanyisa Tier 1	1,8	0,8	—
Diluted weighted average number of shares for DEPS and DHEPS**	622,3	620,3	615,9

*On 25 November 2016, the cash-settled LTI scheme was converted to an equity-settled share scheme.

** Due to the net loss attributable to shareholders in 2020, the inclusion of the long-term incentive scheme and Khanyisa Tier 1 share options as potential ordinary shares had an anti-dilutive effect on the loss per share and were therefore not taken into account in the current year calculation of DEPS and HEPS.

	2020	2019	2018
for the year ended 30 June	Rm	Rm	Rm
Diluted (loss)/earnings is determined as follows:
(Loss)/earnings attributable to owners of Sasol Limited	(91 109)	4 298	8 729
Diluted (loss)/earnings attributable to owners of Sasol Limited	(91 109)	4 298	8 729
Diluted headline (loss)/earnings is determined as follows:
Headline (loss)/earnings attributable to owners of Sasol Limited	(7 285)	18 941	16 798
Diluted headline (loss)/earnings attributable to owners of Sasol Limited	(7 285)	18 941	16 798

	2020	2019	2018
for the year ended 30 June	Rand	Rand	Rand
Diluted (loss)/earnings per share	(147,45)	6,93	14,18
Diluted headline (loss)/earnings per share	(11,79)	30,54	27,27